Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	17,406,294
Proposed Maximum Offering Price per Unit	12.32
Maximum Aggregate Offering Price	$ 214,445,542.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,614.93
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Class A Common Stock"), of Oscar Health, Inc. (the "Company") that become issuable under the Company's 2021 Incentive Award Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock. (2) Represents (i) 6,381,498 shares of Class A common stock, par value $0.00001 per share ("Class A Common Stock"), that were automatically added on January 1, 2026 to the number of shares authorized for issuance under the Company's 2021 Incentive Award Plan (the "2021 Plan") pursuant to an "evergreen" provision, which allows for an annual increase in the number of shares of the Company's common stock authorized for issuance thereunder; (ii) an additional 79,574 shares of Class A Common Stock that were issuable upon the exercise of stock option awards granted under the Company's Amended and Restated 2012 Stock Incentive Plan that were canceled, forfeited or withheld to cover the exercise prices or taxes with respect to such options, and which became available for issuance under the 2021 Plan pursuant to the terms of the 2021 Plan; (iii) an additional 3,945,222 shares of Class A Common Stock that would have been issuable upon the vesting of restricted stock unit awards granted under the 2021 Plan, but that were canceled or forfeited prior to vesting, and as such again became available for issuance under the 2021 Plan pursuant to its terms; and (iv) an additional 7,000,000 shares of Class A Common Stock that may become issuable in the future under the 2021 Plan. (3) For purposes of computing the registration fee only. Pursuant to Rule 457(c) of the Securities Act, the Proposed Maximum Offering Price Per Share is based upon the average of the high and low prices of the shares of Class A Common Stock, as reported on The New York Stock Exchange on February 9, 2026, which date is within five business days prior to the filing of this Registration Statement. (4) The Registrant does not have any fee offsets.